Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current tax expense [Abstract]
Federal	$ 4,405	$ 5,808
State	1,180	1,517
Current income tax expense, Total	5,585	7,325
Deferred tax benefit	(1,343)	(1,801)
Income tax expense	4,242	5,524
Deferred tax assets [Abstract]
Allowance for loan losses	7,735	7,894
Minimum pension liability	2,262	2,175
Stock compensation	30	30
Depreciation	221	211
Capitalized OREO expense	1,551	518
OTTI write down on securities	1,217	1,353
Deferred tax assets	13,016	12,181
Deferred tax liabilities [Abstract]
Discount accretion	16	(27)
Deferred loan costs	(735)	(674)
Investment securities available for sale	(399)	(310)
BOLI	0	(576)
Deferred tax liabilities	(1,118)	(1,587)
Net deferred tax asset	11,898	10,594
Reconciliation of the Company's effective income tax rate with the statutory federal rate [Abstract]
At Federal statutory rate	4,309	4,805
Adjustments resulting from [Abstract]
State income taxes, net of Federal tax benefit	657	714
Other	(77)	5
Income tax expense	$ 4,242	$ 5,524